Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)
Bonds 95.6%
Angola 2.9%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $2,161,019)	2,000,000	2,315,000
Argentina 3.0%
Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	1,000,000	750,010
Republic of Argentina, 4.625%, 1/11/2023	2,000,000	1,665,000
(Cost $2,713,700)		2,415,010
Azerbaijan 4.7%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,930,000	2,267,233
State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030	1,200,000	1,437,696
(Cost $3,391,181)		3,704,929
Bahrain 1.5%
Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	666,870
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027	500,000	552,640
(Cost $1,026,602)		1,219,510
Ecuador 2.9%
Republic of Ecuador:
144A, 7.875%, 1/23/2028	1,090,000	1,068,200
144A, 8.75%, 6/2/2023	750,000	807,375
144A, 8.875%, 10/23/2027	400,000	412,500
(Cost $2,301,491)		2,288,075
Egypt 2.0%
Arab Republic of Egypt:
REG S, 5.577%, 2/21/2023	1,000,000	1,035,000
144A, 6.125%, 1/31/2022	500,000	522,250
(Cost $1,483,569)		1,557,250
Ethiopia 0.7%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $484,567)	500,000	518,970
Gabon 1.0%
Gabon Government International Bond, REG S, 6.375%, 12/12/2024 (Cost $780,352)	800,000	794,000
Ghana 3.1%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $2,351,342)	2,300,000	2,479,450
Ivory Coast 2.9%
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024	500,000	508,690
144A, 6.375%, 3/3/2028	1,800,000	1,806,498
(Cost $2,289,426)		2,315,188
Kazakhstan 4.6%
Kazakhstan Temir Zholy National Co. JSC, 144A, 4.85%, 11/17/2027	2,400,000	2,598,000
Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026	1,000,000	1,022,760
(Cost $3,443,150)		3,620,760
Kenya 1.3%
Republic of Kenya:
144A, 6.875%, 6/24/2024	790,000	848,776
144A, 7.25%, 2/28/2028	200,000	208,030
(Cost $1,018,122)		1,056,806
Malaysia 1.2%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $925,681)	1,000,000	966,000
Mexico 4.4%
Comision Federal de Electricidad, 144A, 4.875%, 1/15/2024	1,600,000	1,668,016
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	919,000
6.5%, 3/13/2027	930,000	922,281
(Cost $3,588,097)		3,509,297
Namibia 3.3%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,222,944
144A, 5.5%, 11/3/2021	1,300,000	1,353,087
(Cost $2,516,644)		2,576,031
Netherlands 0.9%
Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/2023 (Cost $733,508)	800,000	697,000
Nigeria 3.1%
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,902,668
144A, 7.143%, 2/23/2030	570,000	588,263
(Cost $2,403,394)		2,490,931
Oman 4.4%
Oman Government International Bond:
144A, 4.125%, 1/17/2023	900,000	895,500
144A, 5.375%, 3/8/2027	1,600,000	1,564,448
144A, 5.625%, 1/17/2028	1,000,000	988,500
(Cost $3,491,544)		3,448,448
Pakistan 1.3%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	1,040,200
Russia 9.6%
Gazprom OAO:
144A, 5.15%, 2/11/2026	500,000	536,974
144A, 6.51%, 3/7/2022	1,500,000	1,625,700
Russian Federation, 144A, 4.25%, 6/23/2027	400,000	417,576
Russian Railways, REG S, 5.7%, 4/5/2022	1,000,000	1,061,400
Vnesheconombank:
REG S, 5.942%, 11/21/2023	500,000	540,243
REG S, 6.902%, 7/9/2020	500,000	516,920
144A, 6.025%, 7/5/2022	1,200,000	1,282,603
144A, 6.8%, 11/22/2025	1,400,000	1,602,440
(Cost $7,183,069)		7,583,856
Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $406,280)	400,000	426,256
Senegal 3.2%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (Cost $2,302,325)	2,300,000	2,505,712
South Africa 2.9%
Eskom Holdings SOC Ltd., 144A, 7.125%, 2/11/2025	1,450,000	1,504,375
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	800,000	799,080
(Cost $2,285,386)		2,303,455
Sri Lanka 2.8%
Republic of Sri Lanka:
144A, 5.875%, 7/25/2022	1,300,000	1,312,770
144A, 6.2%, 5/11/2027	900,000	867,417
(Cost $2,157,930)		2,180,187
Supranational 4.6%
Banque Ouest Africaine de Developpement:
144A, 5.0%, 7/27/2027	1,500,000	1,574,280
144A, 5.5%, 5/6/2021	1,000,000	1,039,800
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	1,030,000
(Cost $3,464,548)		3,644,080
Tajikistan 1.9%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (a) (Cost $1,575,000)	1,575,000	1,470,083
Tunisia 2.9%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $2,391,287)	2,500,000	2,320,880
Turkey 14.1%
Akbank Turk AS, 144A, 5.0%, 10/24/2022	800,000	778,082
Export Credit Bank of Turkey:
144A, 4.25%, 9/18/2022	800,000	752,064
144A, 5.375%, 10/24/2023	1,000,000	953,424
144A, 6.125%, 5/3/2024	1,000,000	968,770
Republic of Turkey:
4.25%, 4/14/2026 (a)	2,050,000	1,826,468
5.625%, 3/30/2021	1,500,000	1,525,800
6.0%, 3/25/2027	550,000	532,125
TC Ziraat Bankasi AS, 144A, 5.125%, 9/29/2023 (a)	1,700,000	1,562,973
Turkiye Garanti Bankasi AS, REG S, 5.875%, 3/16/2023	500,000	494,420
Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023	1,900,000	1,782,124
(Cost $11,322,623)		11,176,250
Ukraine 1.6%
Government of Ukraine, 144A, 7.75%, 9/1/2022 (Cost $1,185,457)	1,200,000	1,272,000
Venezuela 0.6%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024 * (b)	1,750,000	245,000
144A, 9.0%, 11/17/2021 * (b)	1,480,000	199,800
(Cost $1,222,980)		444,800
Zambia 1.7%
Republic of Zambia, 144A, 8.5%, 4/14/2024 (Cost $2,016,576)	1,900,000	1,363,060
Total Bonds (Cost $75,616,850)		75,703,474
	Shares	Value ($)
Securities Lending Collateral 5.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d) (Cost $4,149,363)	4,149,363	4,149,363
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.39% (c) (Cost $2,889,494)	2,889,494	2,889,494
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $82,655,707)	104.4	82,742,331
Other Assets and Liabilities, Net	(4.4)	(3,511,346)
Net Assets	100.0	79,230,985

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:
Value ($) at 10/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 5.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d)
4,024,350	125,013	(e)	—	—	—	15,457	—	4,149,363	4,149,363
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.39% (c)
1,891,393	12,421,917		11,423,816	—	—	24,393	—	2,889,494	2,889,494
5,915,743	12,546,930		11,423,816	—	—	39,850	—	7,038,857	7,038,857

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Petroleos de Venezuela SA*	6.00%	5/16/2024	1,750,000	770,230	245,000
Petroleos de Venezuela SA*	9.00%	11/17/2021	1,480,000	452,750	199,800
				1,222,980	444,800

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $3,981,501, which is 5.0% of net assets.
(b)	Restricted Security
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
B.S.C.: Bahrain Shareholding Company
CJSC: Closed Joint Stock Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (f)
Bonds	$—	$75,703,474	$—	$75,703,474
Short-Term Investments (f)	7,038,857	—	—	7,038,857
Total	$7,038,857	$75,703,474	$—	$82,742,331

(f)	See Investment Portfolio for additional detailed categorizations.